Jan. 26, 2022
Shelton International Select Equity Fund

SCM Trust

Shelton International Select Equity Fund

Shelton Emerging Markets Fund

Supplement dated January 26, 2022 to the

Prospectus dated May 1, 2021, as supplemented

Effective January 26, 2022:

The following paragraph is added on page 11 as the penultimate paragraph in the “Principal Investment Strategies” section of the Shelton International Select Equity Fund, and on page 14 of as the penultimate paragraph in the “Principal Investment Strategies” section of the Shelton Emerging Markets Fund:

The Fund may invest in equity index futures contracts when holding cash or cash equivalents to keep the Fund more fully exposed to the equity markets.

The following paragraph is added on page 12 immediately preceding the paragraph headed “Manager Risk” with respect to the Shelton International Select Equity Fund, and on page 15 immediately preceding the paragraph headed “Manager Risk” with respect to the Shelton Emerging Markets Fund:

Derivatives Risk. Investing with derivatives, such as equity index futures, or other futures contracts involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

The following paragraph is added on page 19 as the penultimate paragraph in the “Investment Objectives and Principal Strategies – Shelton International Select Equity Fund” section of the prospectus, and on page 20 of as the penultimate paragraph in the “Investment Objectives and Principal Strategies – Shelton Emerging Markets Fund” section of the prospectus:

The Fund may invest in equity index futures contracts when holding cash or cash equivalents to keep the Fund more fully exposed to the equity markets. Utilizing futures allows the Fund to maintain a high percentage of the portfolio in the market while maintaining cash for short-term liquidity needs and other purposes.

Please retain this supplement with your Prospectus

Shelton Emerging Markets Fund

SCM Trust

Shelton International Select Equity Fund

Shelton Emerging Markets Fund

Supplement dated January 26, 2022 to the

Prospectus dated May 1, 2021, as supplemented

Effective January 26, 2022:

The following paragraph is added on page 11 as the penultimate paragraph in the “Principal Investment Strategies” section of the Shelton International Select Equity Fund, and on page 14 of as the penultimate paragraph in the “Principal Investment Strategies” section of the Shelton Emerging Markets Fund:

The Fund may invest in equity index futures contracts when holding cash or cash equivalents to keep the Fund more fully exposed to the equity markets.

The following paragraph is added on page 12 immediately preceding the paragraph headed “Manager Risk” with respect to the Shelton International Select Equity Fund, and on page 15 immediately preceding the paragraph headed “Manager Risk” with respect to the Shelton Emerging Markets Fund:

Derivatives Risk. Investing with derivatives, such as equity index futures, or other futures contracts involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

The following paragraph is added on page 19 as the penultimate paragraph in the “Investment Objectives and Principal Strategies – Shelton International Select Equity Fund” section of the prospectus, and on page 20 of as the penultimate paragraph in the “Investment Objectives and Principal Strategies – Shelton Emerging Markets Fund” section of the prospectus:

The Fund may invest in equity index futures contracts when holding cash or cash equivalents to keep the Fund more fully exposed to the equity markets. Utilizing futures allows the Fund to maintain a high percentage of the portfolio in the market while maintaining cash for short-term liquidity needs and other purposes.

Please retain this supplement with your Prospectus